SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of initial application of standards or interpretations [abstract]
Disclosure of classification and measurement basis of financial assets and financial liabilities
The following summarizes the Trust’s classification and measurement basis of its financial assets and liabilities:

Classification and Measurement Basis
Financial assets
Long-term receivables included in other assets	Amortized Cost
Derivatives	Fair Value
Loan receivable	Amortized Cost
Accounts receivable	Amortized Cost
Cash and cash equivalents	Amortized Cost

Financial liabilities
Unsecured debentures, net	Amortized Cost
Unsecured term loans, net	Amortized Cost
Secured debt	Amortized Cost
Derivatives	Fair Value
Accounts payable and accrued liabilities	Amortized Cost
Foreign exchange collar contracts	Fair Value
Distributions payable	Amortized Cost